Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	122 Months Ended	374 Months Ended	480 Months Ended
	Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
HEARTLAND MID CAP VALUE FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.62%	9.32%	8.74%	8.76%
Performance Inception Date	Oct. 31, 2014
HEARTLAND MID CAP VALUE FUND | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.24%	7.41%	7.23%	7.27%
HEARTLAND MID CAP VALUE FUND | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.13%	7.03%	6.74%	6.77%
HEARTLAND MID CAP VALUE FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.81%	9.57%	9.00%	9.03%
Performance Inception Date	Oct. 31, 2014
HEARTLAND MID CAP VALUE FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%	12.59%
HEARTLAND MID CAP VALUE FUND | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%	8.59%	8.10%	8.23%
HEARTLAND VALUE PLUS FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.31%)	6.29%	5.50%		9.26%
Performance Inception Date	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(1.00%)	4.70%	4.42%		7.95%
HEARTLAND VALUE PLUS FUND | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.31%	4.74%	4.20%		7.64%
HEARTLAND VALUE PLUS FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.02%)	6.56%	5.74%		9.40%
Performance Inception Date	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%		10.43%
HEARTLAND VALUE PLUS FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%	7.29%	7.14%		9.30%
HEARTLAND VALUE FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.68%	10.94%	6.93%			11.21%
Performance Inception Date	Dec. 28, 1984
HEARTLAND VALUE FUND | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.42%	9.32%	5.46%			9.42%
HEARTLAND VALUE FUND | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.89%	8.46%	5.22%			9.26%
HEARTLAND VALUE FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.88%	11.10%	7.09%			11.29%
Performance Inception Date	Dec. 28, 1984
HEARTLAND VALUE FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%			11.64%
HEARTLAND VALUE FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%	7.29%	7.14%			10.45%